FINANCE LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2020
FINANCE LEASE OBLIGATIONS
FINANCE LEASE OBLIGATIONS

17.    FINANCE LEASE OBLIGATIONS

Certain computer, UPS and switch equipment were acquired through finance leases entered into by the Group. Future minimum lease payments under non-cancellable finance lease arrangements are as follows:

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000
2020	31,782	—	—
2021	27,027	27,027	4,142

Total minimum lease payment	58,809	27,027	4,142
Less: amount representing interest	(7,511)	(1,786)	(274)

Present value of remaining minimum lease payment	51,298	25,241	3,868
Less: current portion	26,057	25,241	3,868
Non-current portion	25,241	—	—